NON-CONTROLLING INTEREST	12 Months Ended
Jun. 30, 2025
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

11.NON-CONTROLLING INTEREST

Qinghai Found
Balance, July 1, 2023	$(110,137)
Share of net loss	(5,572)
Share of other comprehensive loss	(40,657)
Balance, June 30, 2024	$(156,366)
Share of net loss	(23,165)
Share of other comprehensive loss	(116,534)
Derecognition upon wind-up of a subsidiary	296,065
Balance, June 30, 2025	$—

The Company’s subsidiary Qinghai Found was wound-up on November 22, 2024. Non-controlling interest of $296,065 was derecognized upon the wind-up.

As at June 30, 2025, the non-controlling interest in the Company’s subsidiary Qinghai Found was 0% (June 30, 2024 - 18%).